COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Disclosure of detailed information about capital commitments text block [Text Block]	The following has been authorised:

	2018	2017
	US$’000	US$’000

Due within one year	15,833	-
Due within 2 to 5 years	31,665	-
	47,498	-